SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Jan. 29, 2012
Net Sales Adjusted Earning Before Interest, Taxes, Depreciation and Amortization and Other Measures for Reportable Segments and Total Continuing Operations

The following tables present Net sales, Adjusted EBITDA, and other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Three Months Ended Oct. 28, 2012
Net Sales	$587	$553	$468	$318	$220	$2,146
Adjusted EBITDA	112	42	21	22	7	204
Depreciation(1) & Software Amortization	9	3	2	3	7	24
Other Intangible Amortization	21	24	5	5	6	61
Three Months Ended Oct. 30, 2011
Net Sales	$497	$490	$429	$277	$200	$1,893
Adjusted EBITDA	87	37	17	13	1	155
Depreciation(1) & Software Amortization	8	1	1	2	9	21
Other Intangible Amortization	18	24	5	5	9	61

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Other, Corporate, & Eliminations	Total Continuing Operations
Nine Months Ended Oct. 28, 2012
Net Sales	$1,655	$1,541	$1,323	$891	$631	$6,041
Adjusted EBITDA	306	109	55	48	11	529
Depreciation(1) & Software Amortization	28	7	5	9	22	71
Other Intangible Amortization	59	72	14	15	21	181
Nine Months Ended Oct. 30, 2011
Net Sales	$1,441	$1,373	$1,239	$748	$575	$5,376
Adjusted EBITDA	254	91	43	17	1	406
Depreciation(1) & Software Amortization	22	3	3	10	26	64
Other Intangible Amortization	56	71	15	15	26	183

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Other, Corporate, & Eliminations	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Other, Corporate, & Eliminations	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

	Fiscal Year 2009
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expen- ditures
Facilities Maintenance	$1,609	$279	$24	$73	$2,341	$28
Waterworks	1,652	99	5	95	1,695	2
Power Solutions	1,410	40	5	19	711	3
White Cap	872	(31)	25	20	487	4
Other, Corporate, & Eliminations	770	(44)	62	36	2,611	18

Total continuing operations	$6,313	$343	$121	$243	$7,845	$55

(1)	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.
(2)	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements

Reconciliation to Consolidated Financial Statements (amounts in millions)

	Three Months Ended		Nine Months Ended
	October 28, 2012	October 30, 2011	October 28, 2012	October 30, 2011
Total Adjusted EBITDA	$204	$155	$529	$406
Depreciation and amortization	85	82	252	247
Stock-based compensation	3	7	13	16
Management fees and expenses	1	1	4	4
Other	1	—	—	—

Operating income (loss)	114	65	260	139
Interest expense	165	160	489	477
Loss on extinguishment of debt	—	—	220	—
Other (income) expense, net	—	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(51)	(95)	(449)	(337)
Provision (benefit) for income taxes	2	24	36	59

Income (loss) from continuing operations	$(53)	$(119)	$(485)	$(396)

Reconciliation to Consolidated Financial Statements

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Total Adjusted EBITDA	$508	$411	$343
Depreciation and amortization	329	343	364
Stock-based compensation	20	17	18
Management fees and expenses	5	5	5
Restructuring	—	8	21
Goodwill impairment	—	—	219
Other	(1)	1	—

Operating income (loss)	155	37	(284)
Interest expense	639	623	602
Other (income) expense, net	—	(1)	(208)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(484)	(585)	(678)
Provision (benefit) for income taxes	79	28	(198)

Income (loss) from continuing operations	$(563)	$(613)	$(480)